Discontinued Operations - Additional Information (Details) (USD $) In Thousands, except Share data in Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Aug. 31, 2012	Dec. 31, 2012
Discontinued Operations And Disposal Groups [Abstract]
Proceeds from Divestiture of Businesses, Net of Cash Divested	$ 2,400	$ 2,364
Noncash or Part Noncash Divestiture, Shares Received (in Shares)	9.6
Noncash or Part Noncash Divestiture, Amount of Consideration Received	$ 1,900	$ 1,877